UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 119.0%

Information Technology — 31.6%
Accenture PLC (Ireland) - Class A	18,911	$3,218,652
Adobe, Inc.*	9,490	2,561,826
Advanced Micro Devices, Inc.*	5,987	184,938
Alphabet, Inc. - Class A*	1,750	2,112,390
Alphabet, Inc. - Class C*	466	556,157
Apple, Inc.	17,176	3,877,310
Automatic Data Processing, Inc.	19,487	2,935,911
Facebook, Inc. - Class A*	215	35,359
Fortinet, Inc.*	18,643	1,720,190
Intuit, Inc.	13,786	3,134,936
Mastercard, Inc. - Class A	15,674	3,489,189
Microsoft Corp.	32,228	3,685,916
National Instruments Corp.	5,972	288,627
Square, Inc. - Class A*	14,742	1,459,605
Texas Instruments, Inc.	25,312	2,715,724
		31,976,730

Financials — 17.2%
Ameriprise Financial, Inc.	10,785	1,592,513
Assured Guaranty Ltd. (Bermuda)	3,704	156,420
Bank of America Corp.	79,495	2,341,923
Berkshire Hathaway, Inc. - Class B*	214	45,820
Comerica, Inc.	22,571	2,035,904
JPMorgan Chase & Co.	9,660	1,090,034
Progressive Corp. (The)	40,535	2,879,606
S&P Global, Inc.	14,198	2,774,147
T Rowe Price Group, Inc.	15,532	1,695,784
Unum Group	36,629	1,431,095
US Bancorp	22,860	1,207,237
Western Alliance Bancorp*	3,254	185,120
		17,435,603

Consumer Discretionary — 14.3%
Amazon.com, Inc.*	1,585	3,174,755
Burlington Stores, Inc.*	3,557	579,506
Extended Stay America, Inc.	69,764	1,411,326
Garmin Ltd. (Switzerland)	1,194	83,640
Home Depot, Inc. (The)	4,874	1,009,649
John Wiley & Sons, Inc. - Class A	417	25,270
Lear Corp.	4	580
Lululemon Athletica, Inc. (Canada)*	9,337	1,517,169
News Corp. - Class B	9,474	128,846
NIKE, Inc. - Class B	37,444	3,172,256
NVR, Inc.*	602	1,487,422
Polaris Industries, Inc.	934	94,287
Sirius XM Holdings, Inc.	19,997	126,381
TJX Cos., Inc. (The)	2,471	276,801
Twenty-First Century Fox, Inc. - Class B	2,701	123,760
Yum China Holdings, Inc. (China)	37,864	1,329,405
		14,541,053

Health Care — 13.7%
AmerisourceBergen Corp.	6,678	615,845
Celgene Corp.*	16,447	1,471,842
Express Scripts Holding Co.*	21,498	2,042,525
Humana, Inc.	2,521	853,409
ICU Medical, Inc.*	5,263	1,488,113
Illumina, Inc.*	761	279,333
Johnson & Johnson	5,213	720,280
Mettler-Toledo International, Inc.*	3,661	2,229,476
United Therapeutics Corp.*	940	120,207
Vertex Pharmaceuticals, Inc.*	2,065	398,008
WellCare Health Plans, Inc.*	2,012	644,826
West Pharmaceutical Services, Inc.	567	70,008
Zoetis, Inc.	31,982	2,928,272
		13,862,144

Consumer Staples — 9.3%
Altria Group, Inc.	28,735	1,733,008
Archer-Daniels-Midland Co.	17,398	874,597
Ingredion, Inc.	21,123	2,217,070
PepsiCo, Inc.	25,691	2,872,254
Philip Morris International, Inc.	5,379	438,604
Procter & Gamble Co. (The)	1,280	106,534
Tyson Foods, Inc. - Class A	20,639	1,228,640
		9,470,707

Industrials — 8.3%
3M Co.	6,384	1,345,173
Boeing Co. (The)	3,605	1,340,700
Honeywell International, Inc.	15,980	2,659,072
Norfolk Southern Corp.	2,762	498,541
Raytheon Co.	8,287	1,712,591
Robert Half International, Inc.	11,447	805,640
Waste Management, Inc.	350	31,626
WESCO International, Inc.*	566	34,781
		8,428,124

Energy — 8.2%
Centennial Resource Development, Inc. - Class A*	6,004	131,187
Chevron Corp.	11,922	1,457,822
ConocoPhillips	35,869	2,776,261
EOG Resources, Inc.	4,647	592,818
Exxon Mobil Corp.	17,966	1,527,469
Helmerich & Payne, Inc.	11,262	774,488
ONEOK, Inc.	6,489	439,889
RPC, Inc.	41,205	637,853
		8,337,787

Real Estate — 7.4%
CBRE Group, Inc. - Class A REIT*	40,536	1,787,638
Outfront Media, Inc. REIT	36,089	719,976
Park Hotels & Resorts, Inc. REIT	42,366	1,390,452
Retail Properties of America, Inc. - Class A REIT	109,116	1,330,124
Weyerhaeuser Co. REIT	69,409	2,239,828
		7,468,018

Utilities — 4.9%
Avangrid, Inc.	54,428	2,608,734
MDU Resources Group, Inc.	62,460	1,604,597

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 119.0% (Continued)

Utilities — (Continued)
NextEra Energy, Inc.	4,324	$724,704
		4,938,035

Telecommunication Services — 3.1%
AT&T, Inc.	70,820	2,378,136
Verizon Communications, Inc.	14,326	764,865
		3,143,001

Materials — 1.0%
Freeport-McMoRan, Inc.	6,972	97,050
Sonoco Products Co.	17,278	958,929
		1,055,979
Total Common Stocks		$120,657,181

Short-Term Investment Fund — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	1,839,166	$1,839,166

Total Long Positions
(Cost $115,241,187)		$122,496,347

Securities Sold Short — (19.9%)

Common Stocks — (19.9%)

Information Technology — (5.9%)
2U, Inc.*	(4,700)	(353,393)
FireEye, Inc.*	(89,158)	(1,515,686)
Guidewire Software, Inc.*	(14,804)	(1,495,352)
Nuance Communications, Inc.*	(97,898)	(1,695,593)
SS&C Technologies Holdings, Inc.	(1,922)	(109,227)
Western Union Co. (The)	(17,125)	(326,401)
Workday, Inc. - Class A*	(995)	(145,250)
Zillow Group, Inc. - Class A*	(8,393)	(370,971)
		(6,011,873)

Financials — (3.3%)
Brighthouse Financial, Inc.*	(7,181)	(317,687)
Credit Acceptance Corp.*	(22)	(9,638)
Sterling Bancorp	(410)	(9,020)
TFS Financial Corp.	(125,446)	(1,882,944)
Virtu Financial, Inc. - Class A	(24,941)	(510,043)
White Mountains Insurance Group Ltd.	(631)	(590,534)
		(3,319,866)

Materials — (2.0%)
Platform Specialty Products Corp.*	(7,015)	(87,477)
Sealed Air Corp.	(47,897)	(1,923,065)
		(2,010,542)

Real Estate — (1.9%)
Taubman Centers, Inc., REIT	(7,406)	(443,101)
Uniti Group, Inc., REIT*	(74,139)	(1,493,901)
		(1,937,002)

Consumer Discretionary — (1.7%)
Hanesbrands, Inc.	(45,241)	(833,792)
Mattel, Inc.*	(53,765)	(844,109)
Tempur Sealy International, Inc.*	(1,297)	(68,611)
		(1,746,512)

Industrials — (1.6%)
Flowserve Corp.	(6,161)	(336,945)
Nielsen Holdings PLC	(42,032)	(1,162,605)
TransDigm Group, Inc.*	(403)	(150,037)
		(1,649,587)

Consumer Staples — (1.2%)
Campbell Soup Co.	(27,217)	(996,959)
TreeHouse Foods, Inc.*	(4,185)	(200,252)
		(1,197,211)

Utilities — (1.1%)
FirstEnergy Corp.	(29,503)	(1,096,629)
NRG Energy, Inc.	(899)	(33,623)
		(1,130,252)

Energy — (1.0%)
Chesapeake Energy Corp.*	(33,126)	(148,736)
Weatherford International PLC (Switzerland)*	(259,098)	(702,156)
WPX Energy, Inc.*	(8,141)	(163,797)
		(1,014,689)

Health Care — (0.2%)
Bluebird Bio, Inc.*	(1,040)	(151,840)
Total Common Stocks		$(20,169,374)
Total Securities Sold Short
(Proceeds $19,840,838)		$(20,169,374)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Written Call Options — (1.4%)
Dow Jones Industrial
Average CBOE
October 2018
Strike Price $276	(32)	$(846,656)	$(576)
NASDAQ 100 Stock
Index
October 2018
Strike Price $7,300	(4)	(3,051,060)	(147,760)
Russell 2000 Index
October 2018
Strike Price $1,665	(10)	(1,696,571)	(41,940)
S&P 500 Index
October 2018
Strike Price $2,850	(127)	(37,007,546)	(1,031,240)
S&P 500 Index
October 2018
Strike Price $2,875	(22)	(6,410,756)	(99,440)
S&P 500 Index
October 2018
Strike Price $2,915	(22)	(6,410,756)	(62,700)
S&P 500 Index
October 2018
Strike Price $2,935	(21)	(6,119,358)	(27,300)
S&P 500 Index
October 2018
Strike Price $3,020	(107)	(31,179,586)	(22,042)
			$(1,432,998)

Written Put Options — (0.0%)
S&P 500 Index
October 2018
Strike Price $2,930	(6)	(1,748,388)	(18,210)

Total Written Options
(Premiums received $1,660,175)			$(1,451,208)

Total —99.5%			$100,875,765

Other Assets in Excess of Liabilities — 0.5%			472,022

Net Assets — 100.0%			$101,347,787

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of September 30, 2018 was $120,657,181.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

CBOE - Chicago Board Options Exchange

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$120,657,181	$—	$—	$120,657,181
Short-Term Investment Fund	1,839,166	—	—	1,839,166
Total Assets	$122,496,347	$—	$—	$122,496,347
Liabilities:
Securities Sold Short
Common Stocks	$(20,169,374)	$—	$—	$(20,169,374)
Other Financial Instruments
Written Options Equity Contracts	(1,451,208)	—	—	(1,451,208)
Total Liabilities	$(21,620,582)	$—	$—	$(21,620,582)
Total	$100,875,765	$—	$—	$100,875,765

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 98.7%

Alternative Funds — 48.6%
Touchstone Arbitrage Fund	1,195,718	$11,801,733
Touchstone Dynamic Equity Fund	740,988	12,411,541
		24,213,274

Fixed Income Funds — 40.0%
Touchstone Credit Opportunities Fund	748,388	7,438,978
Touchstone Flexible Income Fund	646,846	6,972,995
Touchstone Impact Bond Fund	304,450	2,977,518
Touchstone Ultra Short Duration Fixed Income Fund	269,968	2,494,503
		19,883,994

Equity Funds — 10.1%
Touchstone Focused Fund	52,479	2,481,188
Touchstone Value Fund	239,590	2,554,035
		5,035,223
Total Affiliated Mutual Funds		$49,132,491

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	493,808	$493,808

Total Investment Securities — 99.7%
(Cost $50,036,644)		$49,626,299

Other Assets in Excess of Liabilities — 0.3%		152,323

Net Assets — 100.0%		$49,778,622

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$49,132,491	$—	$—	$49,132,491
Short-Term Investment Fund	493,808	—	—	493,808
Total	$49,626,299	$—	$—	$49,626,299

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 80.4%

Fixed Income Funds — 58.4%
Touchstone Credit Opportunities Fund	842,739	$8,376,828
Touchstone Flexible Income Fund	408,485	4,403,469
Touchstone High Yield Fund	594,621	4,965,083
Touchstone Impact Bond Fund	855,594	8,367,711
Touchstone Ultra Short Duration Fixed Income Fund	267,115	2,468,143
		28,581,234

Equity Funds — 22.0%
Touchstone International Value Fund	318,101	2,398,483
Touchstone Premium Yield Equity Fund, Class Y	557,061	5,319,929
Touchstone Value Fund	285,429	3,042,675
		10,761,087
Total Affiliated Mutual Funds		$39,342,321

Exchange-Traded Funds — 12.9%
iShares International Select Dividend ETF	30,210	985,752
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	115,850	1,906,891
Vanguard Emerging Markets Government Bond ETF†	13,200	1,000,956
Vanguard Global ex-U.S. Real Estate ETF	8,420	472,951
Vanguard REIT ETF	12,040	971,387
WisdomTree Emerging Markets High Dividend ETF	22,215	970,129
Total Exchange-Traded Funds		$6,308,066

Exchange-Traded Notes — 5.8%
JPMorgan Alerian MLP Index ETN†	103,165	$2,832,911

Short-Term Investment Funds — 8.9%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	505,386	505,387
Invesco Government & Agency Portfolio, Institutional Class, 1.97%**∞Ω	3,843,100	3,843,100
Total Short-Term Investment Funds		$4,348,487

Total Investment Securities —108.0%
(Cost $53,423,851)		$52,831,785

Liabilities in Excess of Other Assets — (8.0%)		(3,897,543)

Net Assets — 100.0%		$48,934,242

**	Represents collateral for securities loaned.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $3,786,710.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$39,342,321	$—	$—	$39,342,321
Exchange-Traded Funds	6,308,066	—	—	6,308,066
Exchange-Traded Notes	2,832,911	—	—	2,832,911
Short-Term Investment Funds	4,348,487	—	—	4,348,487
Total	$52,831,785	$—	$—	$52,831,785

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 82.9%

Equity Funds — 55.9%
Touchstone Growth Opportunities Fund	131,872	$5,055,968
Touchstone International Growth Opportunities Fund	405,453	9,503,816
Touchstone International Small Cap Fund	162,892	2,920,653
Touchstone International Value Fund	1,552,953	11,709,263
Touchstone Mid Cap Fund	110,491	3,909,178
Touchstone Sands Capital Emerging Markets Growth Fund*	140,442	1,679,685
Touchstone Sands Capital Institutional Growth Fund	153,797	4,084,840
Touchstone Small Cap Value Fund	175,430	4,899,763
Touchstone Value Fund	1,055,550	11,252,167
		55,015,333

Fixed Income Funds — 27.0%
Touchstone Credit Opportunities Fund	379,545	3,772,675
Touchstone Impact Bond Fund	1,612,057	15,765,918
Touchstone Ultra Short Duration Fixed Income Fund	754,754	6,973,924
		26,512,517
Total Affiliated Mutual Funds		$81,527,850

Exchange-Traded Funds — 16.4%
iShares International Treasury Bond ETF	105,665	5,088,827
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	118,760	1,954,790
Vanguard FTSE Emerging Markets ETF	95,450	3,913,450
Vanguard Total International Bond ETF	93,955	5,124,306
Total Exchange-Traded Funds		$16,081,373

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	999,011	$999,011

Total Investment Securities —100.3%
(Cost $98,102,997)		$98,608,234

Liabilities in Excess of Other Assets — (0.3%)		(250,546)

Net Assets — 100.0%		$98,357,688

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$81,527,850	$—	$—	$81,527,850
Exchange-Traded Funds	16,081,373	—	—	16,081,373
Short-Term Investment Fund	999,011	—	—	999,011
Total	$98,608,234	$—	$—	$98,608,234

See accompanying Notes to Portfolios of Investments.

6

Notes to Portfolios of Investments

September 30, 2018 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At September 30, 2018, there were no transfers for Level 3 for all Funds.

During the period ended September 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

7

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2018, the Dynamic Equity Fund had securities sold short with a fair value of $(20,169,374) and pledged securities with a fair value of $120,657,181 as collateral and pledged cash collateral of $572,295 for both securities sold short and written options.

8

Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2018, the Dynamic Equity Fund held written options with a fair value of $(1,451,208) and had pledged securities with a fair value of $120,657,181 as collateral and pledged cash collateral of $572,295 for both securities sold short and written options.

Real Estate Investment Trust— The Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Fund to the actual amounts when the amounts are determined.

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

9

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Dynamic Diversified Income Fund	Exchange-Traded Funds	$985,790	$1,007,500	$21,710
	Exchange-Traded Notes	2,800,920	2,835,600	34,680

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Average Volume Disclosure— For the period ended September 30, 2018, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $1,964,914.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Dynamic Equity Fund	$115,241,187	$9,725,623	$(2,470,463)	$1,141,735	$(1,261,303)	$7,135,592
Controlled Growth with Income Fund	50,036,644	524,260	(934,605)	—	—	(410,345)
Dynamic Diversified Income Fund	53,423,851	854,599	(1,446,665)	—	—	(592,066)
Dynamic Global Allocation Fund	98,102,997	3,466,682	(2,961,445)	—	—	505,237

* Other includes Short Sales and Derivatives.

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/23/18

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/23/18

* Print the name and title of each signing officer under his or her signature.